Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables, net
Schedule of trade and other receivables, net

	2023	2022
	US$(000)	US$(000)
Trade receivables (b)
Domestic clients	157,296	127,750
Foreign clients	46,051	40,229
Related entities, note 32(b)	421	367
	203,768	168,346
Allowance for expected credit losses (h)	(22,276)	(22,276)
	181,492	146,070
Other receivables
Tax claims (c)	546,385	631,982
Value added tax credit	66,515	52,589
Other accounts receivables to third parties	27,585	30,175
Accounts receivable from Howden Hodco Perú (i), notes 1(d) and 29(a)	12,564	—
Advances to suppliers	6,810	14,392

Tax deposits (d)	3,075	8,296
Due from for sales of assets (e)	2,744	2,119
Interest receivable	2,634	2,305
Refund applications of value added tax (f)	2,591	2,856
Related entities, note 32(b)	2,486	2,842
Bank accounts in trust (g)	1,058	1,092
Loans to personnel	574	629
Loans to third parties	555	365
Closed hedging financial instruments receivable, note 34(b)	—	2,506
Public Works Tax Deduction	—	1,196
Other	272	218
	675,848	753,562
Allowance for expected credit losses (h)	(4,141)	(4,106)
	671,707	749,456
Total trade and other receivables	853,199	895,526

Classification by maturity:
Current portion	240,319	221,899
Non-current portion	612,880	673,627
Total trade and other receivables	853,199	895,526

Classification by nature:
Financial receivables	237,708	206,903
Non-financial receivables	615,491	688,623
Total trade and other receivables	853,199	895,526

Classification by measurement:
Trade receivables (not subject to provisional pricing)	55,906	16,503
Trade receivables (subject to provisional pricing)	125,586	129,567
Other accounts receivables	671,707	749,456
Total trade and other receivables	853,199	895,526

See related accounting policies in Note 2.4 (b).

(b)

Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired (except for those included in the Group’s allowance for expected credit losses, see (i)) do not yield interest and have no specific guarantees.

(c)

Corresponds to forced payments of tax debts that are in litigation and that, in the opinion of management and its legal advisors, a favorable result should be obtained in the judicial and administrative processes that have been initiated, see note 31(d):

	Payment	2023	2022
Detail	Date	US$(000)	US$(000)

Buenaventura (c.1) -
Payment of tax debt for fiscal year 2007 - 2008	July 2021	426,374	414,841
Payment of tax debt for fiscal year 2010	July 2021	96,273	93,669
Payment of tax debt for fiscal year 2009	July 2021	52,199	50,787
SUNAT seizure for payment on account from January to December 2009; January and February 2010	December 2019	32,459	31,581
Payment of part of the tax liability debt for fiscal year 2007	November - December 2020	19,451	18,925
SUNAT seizure for payment on account on Income Tax 2007-2008-2009	January 2021	5,174	5,035
Payment in claim to SUNAT for the year 2018	August 2023	3,306	—
Payment of tax debt for fiscal year 2017	December 2022	2,490	2,422
Payment of the tax liability debt imputed by SUNAT in the IGV inspection process January-December 2014 to benefit from the gradual nature of the fine	November 2020	1,280	1,246
Payment of part of the tax debt for fiscal year 2010	December 2020	486	474
Payment in claim to SUNAT for the year 2014	June 2023	236	—

Payment in claim to the Tax Administration		639,728	618,980
Liability attributable to Inminsur absorbed by Buenaventura, for the audit process of the periods 1996-1997 and claimed in judicial instances	May 2017	809	787
Payment in claim to OSINERGMIN for the year 2015	December 2022	638	621
Payment in claim to OSINERGMIN for the year 2014	August 2021	630	612
Payment in claim to Oyon Municipality	December 2020	519	504
Other claims		2,596	2,524
		642,324	621,504
El Brocal -
Payment under protest of the tax liability for fiscal year 2017	October 2023	6,079	—
Forced payment of part of the tax debt for fiscal year 2014.	January 2021	1,314	1,278
Payment of the fine for the benefit of reducing the fine for fiscal year 2015.	January 2020	269	262
		7,662	1,540
Río Seco -
Forced payment of part of the VAT liability for 2012.	July to September 2019	3,232	3,238
Forced payment of part of the tax debt for fiscal year 2020.	November 2022	620	609
Payment in force as part of the tax liability of year 2020	February 2020	4	—
		3,856	3,847
Huanza -
Payment under protest of the tax liability for fiscal year 2014	December 2022	1,644	1,600

La Zanja -
SUNAT seizure for income tax for fiscal year 2016	October 2022	2,418	2,353
Forced payment of part of the tax debt for fiscal year 2013-2015.	April 2021	826	804
Forced payment of part of the tax debt for fiscal year 2019	December 2023	494	—
		3,738	3,157
Chaupiloma -
SUNAT seizure for income tax for fiscal year 2011	September 2021	339	334
		659,563	631,982

(c.1)	During the year 2023, Buenaventura recognized a liability related to the tax claims of the previous years for a total of US$113,178,000:

		Tax claim liability,	Tax claims as
	Disbursements	note 31(d)	31.12.2023
Years	US$(000)	US$(000)	US$(000)

2007	183,516	—	183,516
2008	262,408	—	262,408
2009	86,170	(35,223)	50,947
2010	100,322	(77,955)	22,367
2014	1,516	—	1,516
2017	2,490	—	2,490
2018	3,306	—	3,306
Buenaventura’s forced payments claimed	639,728	(113,178)	526,550
Other Buenaventura’s claims	2,596	—	2,596
Other Buenaventura’s subsidiaries forced payments claimed	17,239	—	17,239
Total	659,563	(113,178)	546,385

(d)	Corresponds to deposits held in the Peruvian State bank and that in accordance with the tax law of Peru which only can be used to offset tax obligations that the Group has with the Tax Authorities.
(e)	As of December 31, 2023 and 2022, the balance also includes the account receivable related to the sale of mining concessions from the subsidiary Chaupiloma to Yanacocha for US$1.9 million (note 1(e)).

Likewise, during 2023 and 2022, the Group recorded a loss of US$2 million presented in “Others, net” caption, see note 28, related to the sale of Mallay mining unit (original amount of US$7.3 million), which were transferred to a third-party and collected during May 2022 in exchange for US$6 million.

(f)	Corresponds mainly to current year refunds applications that are pending as of December 31 of each period.
(g)

Corresponds mainly to collections that are deposited into restricted bank accounts that only can be used for the payment of financial obligations held by the subsidiary Empresa de Generación Huanza S.A. (hereafter “Huanza”), according to the finance lease signed with Banco de Crédito del Perú in 2009. Below is presented the movement:

Schedule of allowance for doubtful accounts

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Beginning balance	26,382	30,897	31,845

Provision for other receivables, note 28(a)	—	253	409
Provision of the year	—	253	409
Foreign exchange difference	35	(59)	(197)
Write off	—	(4,709)	(1,160)
Final balance	26,417	26,382	30,897

Trade receivables	22,276	22,276	22,276
Other receivables	4,141	4,106	8,621

	26,417	26,382	30,897

Schedule of restricted bank accounts for payments of financial obligation explanatory

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Beginning balance	1,092	359	376
Increase	—	733	—
Decrease	(34)	—	(17)
Final balance	1,058	1,092	359

Schedule of Tax claims of previous years

		Tax claim liability,	Tax claims as
	Disbursements	note 31(d)	31.12.2023
Years	US$(000)	US$(000)	US$(000)

2007	183,516	—	183,516
2008	262,408	—	262,408
2009	86,170	(35,223)	50,947
2010	100,322	(77,955)	22,367
2014	1,516	—	1,516
2017	2,490	—	2,490
2018	3,306	—	3,306
Buenaventura’s forced payments claimed	639,728	(113,178)	526,550
Other Buenaventura’s claims	2,596	—	2,596
Other Buenaventura’s subsidiaries forced payments claimed	17,239	—	17,239
Total	659,563	(113,178)	546,385